Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and equipment, net [Abstract]
Schedule of Property and Equipment
	December 31, 2013	December 31, 2014
	US$	US$
Corporate aircraft (Note 13)	43,340,746	43,184,212
Vehicles	3,832,047	4,919,955
Furniture and fixtures	3,961,131	6,914,706

Total	51,133,924	55,018,873

Accumulated depreciation	(4,427,924)	(8,543,148)

Property and equipment, net	46,706,000	46,475,725